Regulatory Matters - Additional Information (Detail)	Dec. 31, 2015	Dec. 31, 2014
US Government Debt Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	0.00%
Equity Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	600.00%
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital to Risk Weighted Assets	14.70%	15.30%
Tier One Risk Based Capital to Risk Weighted Assets	13.90%	14.50%
Tier One Leverage Capital to Average Assets	10.90%	11.00%
Common Equity [Member] | Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets	12.60%	0.00%